Shareholders’ Equity (Deficit) (Details Narrative)									1 Months Ended		2 Months Ended		6 Months Ended		12 Months Ended
	May 16, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($)	Mar. 17, 2022 USD ($) shares	Jul. 02, 2021 USD ($)	May 17, 2021 $ / shares	May 02, 2021 shares	Apr. 01, 2021 USD ($)	Mar. 17, 2021 USD ($) $ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	May 17, 2021 USD ($) $ / shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 01, 2022 $ / shares	Sep. 01, 2022 $ / shares	Jul. 01, 2022 shares	Dec. 01, 2021 $ / shares shares	Jul. 13, 2021 shares	Jul. 01, 2021 $ / shares shares	May 01, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares													100,000,000		100,000,000	100,000,000
Common stock par value | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares													1,000,000		1,000,000	1,000,000
Preferred stock par value | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares													33,736,399		32,405,146	28,956,158
Common stock, shares outstanding | shares													33,736,399		32,405,146	28,956,158
Net proceeds from common stock													$ 195,000	$ 4,794,000	$ 5,245,000	$ 2,513,000
Warrants exercise price | $ / shares															$ 6.90
Number of shares issued service | shares													122,500
Share based compensation													$ 968,000	1,652,000	$ 1,744,000	$ 115,000
Common stock percentage amount							0.50%								80.00%
Employee benefit plan															$ 7,600,000
Expected term															3 years
Share based compensation expense															$ 1,500,000
Shares of common stock | shares															4,415,000
Intrinsic value | shares													4,540,000		4,415,000
Intrinsic value | shares
Estimated market value | $ / shares													$ 2.00		$ 2.00
Proceeds from warrants															$ 3,591,235
Aggregate value of common stock													$ 195,000	4,794,000		$ 2,513,000
Financing Costs													$ 611,000
Exercise price | $ / shares													$ 2.00		$ 2.00
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares													$ 2.00		$ 2.00								$ 2.00
Employee benefit plan															$ 6,800,000
Share based compensation expense															$ 6,100,000
Shares of common stock | shares						83,333							75,000		75,000
Intrinsic value | shares															17,700,000
Intrinsic value | shares															3,500,000
Estimated market value | $ / shares															$ 6.00
Intrinsic value													$ 4,540,000	$ 1,536,000
Exercise price | $ / shares													$ 3.00
Share based compensation													$ 1,337,000
Stock or Unit Option Plan Expense													$ 5,269,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 3.00
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted shares | shares															1,000,000
2016 Equity Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares																					1,000,000
2016 Equity Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares																					7,000,000
2022 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares													0
Employee Benefits and Share-Based Compensation													$ 75,000
Aggregate value of common stock			$ 600,000
Shares issued | shares			200,000
Proceeds from issuance initial public offering			$ 10,000,000
Share based payment options non vested													$ 525,000
Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate									2.00				5.00		6.00
Measurement Input, Commodity Market Price [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															2.00
Measurement Input, Commodity Market Price [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															4.67
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															7 years
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate									110				115		107
Measurement Input, Option Volatility [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															115
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate									0				0		0
Measurement Input, Expected Dividend Rate [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															0
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate									0.90				1.63		1.34
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															0.53
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															0.66
Measurement Input, Risk Free Interest Rate [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															1.12
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares												20,000
Warrants exercise price | $ / shares											$ 2.00	$ 2.00
Number of warrant issued | shares											20,000	20,000
Proceeds from warrants												$ 40,000
Proceeds from Issuance of Private Placement											$ 1,105,000
Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee benefit plan				$ 382,000
Share based compensation expense															$ 288,000
Advisory Board Agreement [Member] | Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															2.00
Advisory Board Agreement [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															5 years
Advisory Board Agreement [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															108
Share based compensation expense															$ 93,000
Advisory Board Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															0
Advisory Board Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate															0.25
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued service | shares									40,000
Share based compensation									$ 53,000
Sale of stock price | $ / shares									$ 2.00
Other expenses									$ 10,000
Number of shares sales | shares									40,000
Consultants [Member] | Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																				$ 2.00		$ 2.00
Number of warrant issued | shares																				100,000		100,000
Other expenses				$ 5,000
Consultants [Member] | Advisory Board Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																	$ 4.00	$ 4.00
Number of warrant issued | shares																			100,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share | $ / shares															$ 2.05	$ 2.00
Number of shares issued service | shares														826,000	851,488	57,500
Share based compensation													$ 368,000	$ 1,700,000	$ 1,700,000	$ 115,000
Consultants [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued service | shares												110,000
Consultants [Member] | Termination Agreement [Member] | Kingdom Building Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued service | shares													200,000
Share based compensation													$ 600,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 1,100,000
Chief Executive Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares															$ 2.00
Shares of common stock | shares															4,000,000
Expire date															Apr. 01, 2031
Chief Executive Officer [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold		$ 220,000
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 269,000
Shares of common stock | shares								16,666
Base salary								$ 200,000
Severance payment								$ 100,000
Chief Financial Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares					$ 2.00			$ 2.00		$ 2.00
Employee benefit plan										$ 462,000
Shares of common stock | shares								300,000
Expire date					May 17, 2026
Chief Financial Officer [Member] | Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate								2.00
Chief Financial Officer [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term					5 years
Chief Financial Officer [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate								106
Chief Financial Officer [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate								0
Chief Financial Officer [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate								0.83
Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee benefit plan													$ 306,000		$ 310,000
Weighted average expiration period															6 years 8 months 1 day
Mr. Handys [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Severance payment		100,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsGrants]		$ 220,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from common stock														$ 4,800,000	$ 5,200,000	$ 2,500,000
Number of share issued | shares													65,000	2,372,000	2,597,500	1,269,250
Shares issued price per share | $ / shares													$ 3.00	$ 2.00	$ 2.00
Warrants exercise price | $ / shares													$ 4.00	$ 3.00	$ 3.00
Expiration date															Dec. 31, 2022
Proceeds from warrants													$ 1,500,000
Common stock warrant share | shares													32,500
Proceeds from Issuance of Private Placement													$ 195,000
Warrant expires date													Dec. 31, 2023	Dec. 31, 2022
Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from common stock												$ 1,200,000
Shares issued price per share | $ / shares											$ 3.00	$ 3.00
Warrants exercise price | $ / shares											$ 4.00	$ 4.00
Expiration date												Dec. 31, 2023
Number of warrant issued | shares											198,334	198,334
Number of shares sales | shares												396,668
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares															$ 3.00
Share Price | $ / shares															$ 3.00
Proceeds from issuance initial public offering							$ 5,000,000
Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 61,000
Employee Benefits and Share-Based Compensation															$ 17,000
Series A Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares desginated | shares															1
Preferred stock, shares issued | shares															1
Preferred stock, shares outstanding | shares															1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Number of warrant issued | shares													740,250		5,299,985
Weighted-average remaining contractual life															2 years 21 days
Outstanding intrinsic value															$ 8,200,000
Exercisable intrinsic value															$ 7,900,000
Estimated market value | $ / shares															$ 6.00
Sale of stock price | $ / shares															2.00
Common shares purchased | $ / shares															$ 3.00
Warrants to purchase, shares | shares															1,308,750	634,625
Exercise price | $ / shares															$ 3.00
Warrants purchase | shares															3,591,235
Common stock percentage amount															80.00%
Proceeds from warrant exercises													$ 1,500,000
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value													$ 200,000
Exercise price | $ / shares													$ 3.00
Warrant [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares													$ 2.00
Warrant [Member] | Measurement Input, Commodity Market Price [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate													3.00
Warrant [Member] | Measurement Input, Option Volatility [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate													108
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate													0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate													2.81
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of warrants exercisable															115.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares													65,000	2,372,000		1,269,250
Warrants exercise price | $ / shares													$ 2.00
Number of shares issued service | shares													322,500	826,000	851,488	57,500
Share based compensation
Intrinsic value | shares													740,250
Aggregate value of common stock
Common Stock [Member] | Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares	203,503
Aggregate value of common stock	$ 611,000
Share Price | $ / shares	$ 3.00
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Common stock warrant share | shares													740,250
Deferred Compensation, Share-Based Payments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation													$ 66,000
Share based payment options non vested													$ 27,000